Note 7 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2025		Accumulated
	Cost	depreciation	Net

Land	$25	$-	$25
Buildings	4,554	742	3,812
Vehicles	237,421	136,460	100,961
Furniture and equipment	193,247	140,433	52,814
Computer equipment and software	265,305	176,608	88,697
Leasehold improvements	90,363	46,954	43,409
	$790,915	$501,197	$289,718

December 31, 2024		Accumulated
	Cost	depreciation	Net

Land	$24	$-	$24
Buildings	4,567	669	3,898
Vehicles	196,559	114,070	82,489
Furniture and equipment	192,241	136,280	55,961
Computer equipment and software	220,335	146,180	74,155
Leasehold improvements	83,289	45,822	37,467
	$697,015	$443,021	$253,994